Related Party Transactions and Balances	12 Months Ended
Dec. 31, 2025
Related Party Transactions [Abstract]
Related Party Transactions and Balances

11. Related Party Transactions and Balances

a. Nature of relationships with related parties

Name	Relationship with the Company
Goh Wee Huan	Controlling shareholder and a director of Uni-Fuels from December 22, 2022 to December 8, 2023
Koh Kuan Hua	Controlling shareholder and director of the Company
Garden City Private Capital Limited	Major shareholder of the Company and wholly owned by Koh Kuan Hua
Sea Oil Petroleum Pte. Ltd.	Under significant influence of Koh Kuan Hua from January 1, 2022 to October 31, 2023

b. Transactions with related parties

			For the Years Ended December 31,
Name		Nature	2025	2024	2023
Sea Oil Petroleum Pte. Ltd.	(1)	Sales of marine fuels	$-	$-	$2,184,911

Sea Oil Petroleum Pte. Ltd.	(2)	Brokerage commissions	$-	$-	$491,269

Sea Oil Petroleum Pte. Ltd.	(1)	Purchase of marine fuels	$-	$-	$8,839,579

Goh Wee Huan	(3)	Advances from a related party	$-	$-	$678,259

Garden City Private Capital Limited	(4)	Advances to a shareholder	$-	$8,534	$-

(1)	The amounts for the year ended December 31, 2023 represented proceeds from sales of marine fuels to and cost of marine fuels purchased from the related party. The Group engaged in reciprocal transactions with the related party, encompassing both the sale and purchase of marine fuels. These transactions were conducted based on advantageous positioning, with each party utilizing their relative strengths in specific marine fuels products across various ports for each transaction at the time.
(2)	The amount for the year ended December 31, 2023 represented brokerage commissions generated from the related party.
(3)	The transactions represented advances from the shareholder for operational purposes during the year ended December 31, 2023. The advances were unsecured, non-interest bearing, and repayable on demand. Out of the total advances of $678,259, $400,258 was repaid by the Group in 2024, leaving $269,467 outstanding as at December 31, 2024. The balances were subsequently assigned by Goh Wee Huan to Koh Kuan Hua, coinciding with the transfer of ownership in the Uni-Fuels from Goh Wee Huan to Koh Kuan Hua on December 8, 2023.
(4)	The transactions represented advances to a shareholder during the year ended December 31, 2024. The advances were unsecured, non-interest bearing, and repayable on demand.

c. Balance with related parties

			As of December 31,
Name		Nature	2025	2024
Koh Kuan Hua	(1)	Amounts due to a related party	$-	$269,467

(1)	The balances as of December 31, 2024 represented the advances from the shareholder for operational purposes and was assigned by Goh Wee Huan to Koh Kuan Hua. The balances were unsecured, non-interest bearing and repayable on demand.

Uni-Fuels Holdings Limited

Notes to Consolidated Financial Statements